UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2010

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       10/06/2010
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $217,889


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            September 30, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      608    11635 SH       SOLE                    10655               980
Anadarko Petroleum Corp        COM              032511107     7357   128954 SH       SOLE                   107599             21355
Avery Dennison Corp            COM              053611109      644    17346 SH       SOLE                    16046              1300
BP PLC Spons ADR               COM              055622104      299     7265 SH       SOLE                     7265
Berkshire Hathaway Inc         COM              084670108     4980       40 SH       SOLE                       30                10
Berkshire Hathaway Inc Cl B    COM              084670702     5177    62610 SH       SOLE                    58435              4175
Boeing Co                      COM              097023105     6379    95870 SH       SOLE                    78770             17100
Canadian National Railway Co   COM              136375102     1103    17230 SH       SOLE                    16955               275
Cato Corp                      COM              149205106     6496   242737 SH       SOLE                   178213             64524
Cemex S.A.B. de C.V.           COM              151290889     4336   510104 SH       SOLE                   417349             92755
Chesapeake Energy Corp         COM              165167107     1022    45125 SH       SOLE                    44425               700
Chevron Corp                   COM              166764100     7334    90487 SH       SOLE                    71988             18499
Chicago Bridge & Iron          COM              167250109    10919   446567 SH       SOLE                   374492             72075
Colgate Palmolive Co           COM              194162103      734     9545 SH       SOLE                     8520              1025
Compass Minerals Int'l Inc     COM              20451N101     5775    75375 SH       SOLE                    63235             12140
Conagra Foods Inc              COM              205887102     4944   225324 SH       SOLE                   185464             39860
ConocoPhillips                 COM              20825c104     4598    80070 SH       SOLE                    77061              3009
DirectTV Class A               COM              25490A101     6235   149775 SH       SOLE                   120250             29525
Disney Co., Walt               COM              254687106     5652   170749 SH       SOLE                   140499             30250
Dominion Resources Inc         COM              25746U109     1154    26422 SH       SOLE                    25402              1020
Enerplus Resources Fund        COM              29274D604      289    11205 SH       SOLE                    11205
Exxon Mobil Corp               COM              30231G102      254     4110 SH       SOLE                     4110
Forest Labs Inc                COM              345838106     7080   228890 SH       SOLE                   185690             43200
Forest Oil Co                  COM              346091705     5802   195338 SH       SOLE                   149491             45847
Freeport McMoran Copper & Gold COM              35671D857     7047    82523 SH       SOLE                    65334             17189
Gencorp Inc                    COM              368682100     3142   638610 SH       SOLE                   492610            146000
Investor's Real Estate Trust   COM              461730103     2596   309803 SH       SOLE                   296198             13605
Johnson & Johnson              COM              478160104      451     7275 SH       SOLE                     7275
Kansas City Southern Industrie COM              485170302     7333   196010 SH       SOLE                   149885             46125
L-3 Communications Hldgs, Inc  COM              502424104     2613    36160 SH       SOLE                    35770               390
Laboratory Corp of America     COM              50540R409     6313    80495 SH       SOLE                    63460             17035
Leucadia National Corp         COM              527288104     6936   293640 SH       SOLE                   237365             56275
Level 3 Communications         COM              52729N100       94   100172 SH       SOLE                    99092              1080
Lincoln Electric Holdings Inc  COM              533900106     7999   138345 SH       SOLE                   111125             27220
Medtronic Inc                  COM              585055106      273     8125 SH       SOLE                     8125
Nexen Inc                      COM              65334H102     6018   299395 SH       SOLE                   242800             56595
Patriot Coal Corp              COM              70336T104     3950   346184 SH       SOLE                   262244             83940
Peabody Energy Corp            COM              704549104    10747   219272 SH       SOLE                   180600             38672
Pfizer Inc                     COM              717081103     8047   468652 SH       SOLE                   380595             88057
Plum Creek Timber              COM              729251108     5548   157160 SH       SOLE                   126660             30500
Procter and Gamble Co          COM              742718109      248     4140 SH       SOLE                     4140
SPDR Gold Tr                   COM              78463V107    10177    79560 SH       SOLE                    63845             15715
St. Joe Company                COM              790148100     4771   191835 SH       SOLE                   150285             41550
Texas Pacific Land Trust       COM              882610108     6423   160445 SH       SOLE                   126120             34325
US Bancorp                     COM              902973304     1766    81684 SH       SOLE                    81684
Vodafone Group PLC  Spons ADR  COM              92857W209     1252    50447 SH       SOLE                    50047               400
Vulcan Materials               COM              929160109     5564   150695 SH       SOLE                   122295             28400
Winnebago Industries           COM              974637100     1492   143149 SH       SOLE                   106350             36799
Yamana Gold, Inc.              COM              98462Y100     4651   407995 SH       SOLE                   340320             67675
Standard & Poor's 500 Deposito                  78462F103      457     4000 SH       SOLE                     4000
Berkshire Hathaway Inc                          084670108     2615       21 SH       SOLE                                         21
Berkshire Hathaway Inc Cl B                     084670702      203     2450 SH       SOLE                                       2450


                       Total                               217,889
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